Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income for the period	$ 94,104	$ 121,191	$ 61,840
Items that will be reclassified to the income statement:
Currency translation adjustment	(1,856)	(3,378)	(1,863)
Currency translation adjustment – non-controlling interests	1,284	(88)	(1,911)
Total comprehensive income	93,532	117,725	58,066
Attributable to:
Owners of the Company	91,101	119,098	60,346
Non-controlling interests	$ 2,431	$ (1,373)	$ (2,280)